MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and June 30, 2024:

	December 31, 2023
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$324,485	$(4,998)	$357	$319,844
Government debentures	288,214	(828)	334	287,720

Total	$612,699	$(5,826)	$691	$607,564

	June 30, 2024 (Unaudited)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$354,874	$(2,247)	$38	$352,665
Government debentures	206,293	(3)	2	206,292

Total	$561,167	$(2,250)	$40	$558,957

The following table summarizes the continuous unrealized loss position and fair value of available-for-sale marketable securities as of December 31, 2023 and June 30, 2024, by duration of continuous unrealized loss:

	December 31, 2023		June 30, 2024 (Unaudited)
	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value

Continuous unrealized loss position for less than 12 months	$(590)	$186,910	$-	$-
Continuous unrealized loss position for more than 12 months	(5,236)	190,560	(2,250)	49,345

	$(5,826)	$377,470	$(2,250)	$49,345

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2023 and June 30, 2024, by contractual years-to maturity:

	December 31, 2023		June 30, 2024 (Unaudited)
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$285,012	$283,016	$528,669	$528,086
Due between one and four years	327,687	324,548	32,498	30,871

	$612,699	$607,564	$561,167	$558,957